Commitments and Contingencies	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Commitments and Contingencies

Note 9. Commitments and Contingencies

Russia – Ukraine Conflict

The Russia – Ukraine conflict is a global concern. The Company does not have any direct exposure to Russia or Ukraine through its operations, employee base, investments or sanctions. The Company does not receive goods or services sourced from those countries, does not anticipate any disruption in its supply chain and has no business relationships, connections to or assets in Russia, Belarus or Ukraine. No impairments to assets have been made due to the conflict. We are unable at this time to know the full ramifications of the Russia – Ukraine conflict and its effects on our business.

Office Leases

In June and July 2023, the Company entered into two leases for office space in Houston, Texas and Denver, Colorado. The term of both leases is July 2023 through June 2024 for a total commitment over this period of approximately $120,000. Due to lease terms of less than a year, these leases are not recorded on the balance sheet.

Creek Road Miners Inc [Member]
Commitments and Contingencies

Note 13. Contingencies and Commitments

Russia – Ukraine Conflict

The Russia – Ukraine conflict is a global concern. The Company does not have any direct exposure to Russia or Ukraine through its operations, employee base, investments or sanctions. The Company does not receive goods or services sourced from those countries, does not anticipate any disruption in its supply chain and has no business relationships, connections to or assets in Russia, Belarus or Ukraine. No impairments to assets have been made due to the conflict. We are unable at this time to know the full ramifications of the Russia – Ukraine conflict and its effects on our business.

Prairie Operating Co LLC [Member]
Commitments and Contingencies

Note 4 – Commitments and Contingencies

The Company reimbursed members and others for reasonable, documented and customary out-of-pocket expenses incurred in connection with services provided related to the Company’s formation, the Merger and the Exok Acquisition (see Notes 1 and 6) upon closing. As of December 31, 2022, such expenses were approximately $10,000 and were not included in the financial statements.